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                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD OCTOBER 18, 2002


                             LIBERTY FUNDS TRUST III
                    LIBERTY NEWPORT INTERNATIONAL EQUITY FUND

                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                          STEIN ROE INTERNATIONAL FUND


         NOTICE IS HEREBY GIVEN that a Special Meeting of the shareholders of the Liberty Newport International Equity Fund and the Stein Roe International Fund will be held at 2:00 p.m. Eastern Time on Friday, October 18, 2002, at the offices of Columbia Management Group, Inc., the parent of the Liberty Newport International Equity Fund's and the Stein Roe International Fund's advisor, One Financial Center, Boston, Massachusetts 02111-2621, for these purposes:


        1. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Liberty Newport International Equity Fund to, and the assumption of all of the liabilities of the Liberty Newport International Equity Fund by, the Columbia International Stock Fund, Inc. in exchange for shares of the Columbia International Stock Fund, Inc. and the distribution of such shares to the shareholders of the Liberty Newport International Equity Fund in complete liquidation of the Liberty Newport International Equity Fund.

        2. To approve an Agreement and Plan of Reorganization providing for the sale of all of the assets of the Stein Roe International Fund to, and the assumption of all of the liabilities of the Stein Roe International Fund by, the Columbia International Stock Fund, Inc. in exchange for shares of the Columbia International Stock Fund, Inc. and the distribution of such shares to the shareholders of the Stein Roe International Fund in complete liquidation of the Stein Roe International Fund.

        3. To consider and act upon any other matters that properly come before the meeting and any adjourned session of the meeting.


         Shareholders of record at the close of business on August 2, 2002, are entitled to notice of and to vote at the meeting and any adjourned session.


                                        By order of the Board of Trustees,


                                       Jean S. Loewenberg, Secretary


August 15, 2002


NOTICE: YOUR VOTE IS IMPORTANT, REGARDLESS OF THE NUMBER OF SHARES YOU OWN. YOU CAN VOTE EASILY AND QUICKLY BY PHONE, BY MAIL, BY INTERNET OR IN PERSON. SEE ENCLOSED PROXY INSERT FOR INSTRUCTIONS. PLEASE HELP THE LIBERTY NEWPORT INTERNATIONAL EQUITY FUND AND THE STEIN ROE INTERNATIONAL FUND AVOID THE EXPENSE OF A FOLLOW-UP MAILING BY VOTING TODAY!